OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Accounts Receivables [Abstract]
Government authorities	$ 184	$ 342
Grant receivables	24	0
Prepaid expenses	260	308
Suppliers' advances	80	1,360
Other	132	54
Other receivables	$ 680	$ 2,064